Related Parties	12 Months Ended
Jun. 30, 2018
Related Party [Abstract]
Related Parties
RELATED PARTIES
None of the directors or major shareholders of Harmony or, to the knowledge of Harmony, their families, had an interest, directly or indirectly, in any transaction from 1 July 2015 or in any proposed transaction that has affected or will materially affect Harmony or its subsidiaries, other than as stated below.
Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the group, directly or indirectly, including any director (whether executive or otherwise) of the group.
During 2018, the executive directors received remuneration of US$2.5 million, comprising of US$1.3 million for salaries, US$0.2 million for retirement contributions, US$1.0 million for bonuses and US$0.3 million from the exercising or settlement of share options. The non-executive directors received US$0.8 million in directors’ fees.
During 2017, the executive directors received remuneration of US$2.0 million, comprising of US$1.2 million for salaries, US$0.2 million for retirement contributions, US$0.4 million for bonuses and US$0.2 million from the exercising or settlement of share options. The non-executive directors received US$0.7 million in directors’ fees.
The following directors and prescribed officers own shares in Harmony at year-end:

Number of shares
Name of director/prescribed officer	2018	2017

Directors

Andre Wilkens	101 301	101 301
Frank Abbott[1]	747 817	606 742
Harry 'Mashego' Mashego	593	593
Ken Dicks	35 000	35 000

Prescribed officers

Beyers Nel[1]	42 486	17 553
Johannes van Heerden	75 000	25 000
Philip Tobias[1]	42 916	11 750

[1] The movement in shares for the 2018 financial year includes the vesting of performance shares that were voluntarily locked up in terms of the minimum shareholding requirement of the 2006 Share Plan but remain beneficially owned.
Modise Motloba, Harmony’s deputy chairman, is a director of Tysys Proprietary Limited (Tysys). Tysys entered into a contract with the group during the 2017 financial year to provide services relating to the group’s small and medium enterprise development projects. The contract has a value of up to US$0.4 million per annum. Approximately US$0.4 million (2017: US$0.1 million) was paid during FY18 relating to services rendered in the current and prior financial years. The contract has a 30-day notice period.
All the production of the group’s South African operations is sent to Rand Refinery in which Harmony holds a 10.38% interest. Refer to note 21.

35	RELATED PARTIES continued

	US dollar
Figures in million	2018	2017

Sales and services rendered to related parties
Joint operations	1	—

Total	1	—

Figures in million	2018	2017

Purchases and services acquired from related parties
Associates	3	2

Total	3	2